NON-CONTROLLING INTERESTS (Schedule of Non-controlling Interests) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of subsidiaries [line items]
Balance, Begnning	$ 65,735	$ 68,943
Share of net income (loss)	10,929	12,323
Share of other comprehensive (loss) income	(3,115)	(3,064)
Distributions	(3,259)	(13,259)
Acquisition of non-controlling interest		(3,271)
Disposition		(1,002)
Balance, Ending	70,290	65,735
Henan Found [Member]
Disclosure of subsidiaries [line items]
Balance, Begnning	58,262	62,047
Share of net income (loss)	10,440	11,444
Share of other comprehensive (loss) income	(2,768)	(3,664)
Distributions	(2,603)	(11,565)
Acquisition of non-controlling interest
Disposition
Balance, Ending	63,331	58,262
Henan Huawei [Member]
Disclosure of subsidiaries [line items]
Balance, Begnning	4,903	5,909
Share of net income (loss)	664	892
Share of other comprehensive (loss) income	(209)	(204)
Distributions	(656)	(1,694)
Acquisition of non-controlling interest
Disposition
Balance, Ending	4,702	4,903
Yunxiang [Member]
Disclosure of subsidiaries [line items]
Balance, Begnning	3,017	3,532
Share of net income (loss)	(221)	(365)
Share of other comprehensive (loss) income	(73)	(150)
Distributions
Acquisition of non-controlling interest
Disposition
Balance, Ending	2,723	3,017
Guangdong Found [Member]
Disclosure of subsidiaries [line items]
Balance, Begnning	(447)	(2,545)
Share of net income (loss)	46	352
Share of other comprehensive (loss) income	(65)	954
Distributions
Acquisition of non-controlling interest		1,794
Disposition		(1,002)
Balance, Ending	$ (466)	$ (447)